Organization and Principal Activities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Online K-12 Tutoring Services
Organization And Principal Activities [Line Items]
Percentage of total net revenue	97.40%	94.10%	88.50%